Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Entity Central Index Key	0000814680
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000241896 [Member]
Shareholder Report [Line Items]
Fund Name	VP Avantis Global Equity Allocation Fund
Class Name	Class I
Trading Symbol	AVVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/vpdocs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 564,719
Holdings Count | holding	18
Advisory Fees Paid, Amount	$ 1,107
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.6%
International Equity Funds	35.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(10.0)%

C000241897 [Member]
Shareholder Report [Line Items]
Fund Name	VP Avantis Global Equity Allocation Fund
Class Name	Class II
Trading Symbol	AVVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/vpdocs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 564,719
Holdings Count | holding	18
Advisory Fees Paid, Amount	$ 1,107
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.6%
International Equity Funds	35.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(10.0)%

C000241895 [Member]
Shareholder Report [Line Items]
Fund Name	VP Avantis Global Equity Allocation Fund
Class Name	Class Y
Trading Symbol	AVVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/vpdocs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 564,719
Holdings Count | holding	18
Advisory Fees Paid, Amount	$ 1,107
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.6%
International Equity Funds	35.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(10.0)%